Provisions	12 Months Ended
Mar. 31, 2024
Provisions [abstract]
Provisions

18. Provisions

	As at March 31,
	2023		2024
Non-current
Provision for warranty	₹ ^		₹	-
	₹ ^		₹	-
Current
Provision for onerous contracts	₹	1,590	₹	1,599
Provision for warranty		456		217
Others		503		155
	₹	2,549	₹	1,971
	₹	2,549	₹	1,971

^ Value is less than 1

A summary of activity in provision for warranty, provision for onerous contracts and other provisions is as follows:

	Year ended March 31, 2023								Year ended March 31, 2024
	Provision for warranty		Provision for onerous contracts (1)		Others		Total		Provision for warranty		Provision for onerous contracts		Others		Total
Balance at the beginning of the year	₹	295	₹	1,946	₹	531	₹	2,772	₹	456	₹	1,590	₹	503	₹	2,549
Additional provision during the year		414		866		-		1,280		151		916		-		1,067
Utilized/written-back during the year		(253)		(1,222)		(28)		(1,503)		(390)		(911)		(348)		(1,649)
Translation adjustment		-		-		-		-		-		4		-		4
Balance at the end of the year	₹	456	₹	1,590	₹	503	₹	2,549	₹	217	₹	1,599	₹	155	₹	1,971

(1) Addition in Provision for onerous contracts for the year ended March 31, 2023 includes ₹ 51 towards adoption of Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract.

Provision for warranty represents cost associated with providing sales support services, which are accrued at the time of recognition of revenues and are expected to be utilized over a period of 1 to 2 years.

Provision for onerous contracts is recognized when the expected benefit by the company from a contract are lower than the unavoidable costs of meeting the future obligations under the contract.

Other provisions primarily include provisions for compliance related contingencies. The timing of cash outflows in respect of such provision cannot be reasonably determined.